SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years	7 years